Description of the Business and Basis of Presentation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Jan. 01, 2025
Restructuring Cost and Reserve [Line Items]
Treasury stock, retired, cost method, amount	$ 1,203.2
Depreciation expense increase (decrease)	(4.2)
Refrigerated container
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, useful life		13 years
Depreciation expense increase (decrease)	$ 22.8
Dry container
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment, useful life		15 years
Customer One | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	20.00%
Customer Two | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	18.00%
Customer Three | Leases Billing | Customer Concentration Risk
Restructuring Cost and Reserve [Line Items]
Concentration risk, percentage	13.00%